Income Taxes - Summary of Amount of Unrecognized Deferred Income Tax Assets (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ 3,205	₱ 3,260
Consolidated unrecognized deferred income tax assets	803	817
Accumulated provision for expected credit losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,266	1,294
NOLCO [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,208	1,541
Customer list and trademark [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	428	49
Fixed asset impairment [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	169	192
Unrealized foreign exchange losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	50	37
Derivative financial instruments [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	35	44
Provisions [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset recognized	25	72
Accumulated write-down of inventories to net realizable values [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	15	22
Unearned revenues [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	9	9
Lease liability over ROU assets under IFRS 16 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	3	1
Excess MCIT over RCIT [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	2	2
Pension and other employee benefits [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ (5)	₱ (3)